Share-based payments	12 Months Ended
Dec. 31, 2023
Share-based payments
Share-based payments

12    Share-based payments

Share options

Effective May 20, 2020, the Company adopted amendments to the share option plan (the Share Option Plan). The maximum number of common shares reserved for issuance under the share option plan and the long term incentive plan is 2,778,173 common shares or such other number as may be approved by the holders of the voting shares of the Company. As at December 31, 2023, 1,474,809 (2022 – 1,511,773) options are outstanding. Each share option granted allows the holder to purchase one common share, at an exercise price not less than the lesser of the closing trading price of the common shares on the TSX (or other exchange where the common shares are listed), on the date a share option is granted and the volume-weighted average price of the common shares for the five trading days immediately preceding the date the share option is granted. Share options granted under the Share Option Plan generally have a maximum term of ten years and vest over a period of up to four years.

A summary of the share option changes during the year presented and the total number of share options outstanding as at those dates are set forth below:

		Weighted
		average
		exercise
	Number	price
	of options	C$

Balance – January 1, 2022	2,092,596	16.90
Granted	29,200	9.65
Exercised	(40,542)	8.45
Forfeited/expired	(569,481)	17.49
Balance – December 31, 2022	1,511,773	16.07
Granted	59,300	15.42
Exercised	(33,799)	9.86
Forfeited/expired	(62,465)	16.13
Balance – December 31, 2023	1,474,809	16.19

The Company estimated the fair value of the share options granted during the year using the Black-Scholes option pricing model with the weighted average assumptions below.

	March 22,			June 12,			September 8,			November 16,
	2023			2023			2023			2023

Exercise price	C$	13.39		C$	19.87		C$	12.38		C$	12.41
Expected volatility		70%			70%			69%			70%
Expected life of options		6	years		6	years		6	years		6	years
Risk-free interest rate		3.38%			3.22%			3.71%			4.16%
Dividend yield		—			—			—			—
Number of share options issued		13,900			23,450			7,650			14,300

	August 15,			December 20,
	2022			2022

Exercise price	C$	9.20		C$	12.46
Expected volatility		68%			71%
Expected life of options		6	years		6	years
Risk-free interest rate		2.76%			2.95%
Dividend yield		—			—
Number of share options issued		25,200			4,000

The following table summarizes information about the share options outstanding as at December 31, 2023:

		Weighted
		average
	Number of	remaining	Number of
Exercise price	options	contractual	options
C$	outstanding	life (years)	exercisable

8.01 – 10.00	317,609	5.30	314,535
10.01 – 12.00	109,534	4.23	109,534
12.01 – 14.00	37,650	8.02	9,050
14.01 – 16.00	142,456	3.43	133,759
16.01 – 18.00	421,889	6.40	376,252
18.01 – 20.00	21,700	9.45	—
20.01 – 22.00	300	6.63	248
22.01 – 24.00	411,871	7.38	266,951
24.01 – 26.00	1,800	6.90	1,373
28.01 – 30.00	10,000	7.20	6,879
	1,474,809	6.08	1,218,581

Compensation expense related to share options for the year ended December 31, 2023 was $1,211 (2022 - $2,514).

Long-term incentive plan

Effective May 17, 2023, the Company adopted the amended long term incentive plan (the LTIP). The LTIP is an incentive-based equity compensation plan that provides for the grant of restricted share units (the RSUs) and deferred share units (the DSUs, together with the RSUs, the Units). The maximum number of units which may be reserved for issuance under this LTIP in respect of grants of RSUs and DSUs shall not exceed 4.9% of the issued and outstanding common shares on a non-diluted basis, provided that, the maximum number of shares which may be reserved for issuance pursuant to all of the Company’s security-based compensation arrangements shall not in the aggregate exceed 13% of the issued and outstanding common shares on a non-diluted basis. The Company may grant Units to officers, directors, employees or consultants of the Company. Each Unit represents the right to receive one common share in accordance with the terms of the LTIP. The number of Units granted at any particular time will be calculated by dividing the dollar amount of such grant by the market value of a common share on the applicable grant date, which is equal to the volume weighted average trading price of all common shares traded on the TSX (or other exchange where the Common Shares are listed) for the five trading days immediately preceding such date. RSUs and DSUs granted under the LTIP vest over a period of up to three years.

Share-based compensation expense related to the LTIP for the year ended December 31, 2023, was $2,206 (2022 - $1,724). During the year ended December 31, 2023, the Company authorized for issuance under the LTIP a total of 235,500 RSUs and 25,000 DSUs with market prices of C$12.38 and with vesting terms over 3 years.

A summary of the RSU changes during the year are set forth below:

		Weighted
		average
		remaining
	Number of	contractual
	RSUs	life (years)

Balance – January 1, 2022	232,317	2.45
Granted	385,083	3.00
Vested	(62,738)	—
Forfeited	(110,801)	2.14
Balance – December 31, 2022	443,861	2.38
Granted	235,500	3.00
Vested	(162,131)	—
Forfeited	(23,834)	1.56
Balance – December 31, 2023	493,396	1.99

Effective May 17, 2023, the Company adopted the approval of revision to the amended LTIP. Previously, vested DSUs were settled either in common shares or in cash or a combination thereof at the discretion of the holder and were classified as a cash-settled liability. Under the amended LTIP, vested DSUs are settled either in common shares or in cash or a combination thereof at the discretion of the Company. The change in terms resulted in the DSUs being classified as equity settled and the effect of this change was recognized in the current period resulting in a reclassification between accounts payable and accrued liabilities and contributed surplus of $203.

A summary of the DSU changes during the year are set forth below:

Number of
DSUs

Balance - January 1, 2022	—
Granted	60,000
Balance - December 31, 2022	60,000
Granted	25,000
Vested	(10,000)
Balance - December 31, 2023	75,000